RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Maturity (Details) $ in Thousands	Jan. 01, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 114,802
Less than one year
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	19,296
One to five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	51,941
More than five years
Disclosure of quantitative information about right-of-use assets [line items]
Payments of lease liabilities	$ 43,565